Labor obligations - Sensitivity analysis (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Average duration period of the benefit obligation	16 years 9 months	9 years	8 years 9 months 18 days
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Increase in benefit obligation	$ 91,481
Decrease in benefit obligation	$ 70,273
Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption (as a percent)	1.00%
Increase in benefit obligation	$ 91,701
Decrease in benefit obligation	$ 69,855